FACILITIES UNDER JOINT OWNERSHIP (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Jul. 31, 2010
Jointly Owned Utility Plant Interests [Line Items]
Asset Retirement Obligation, Nuclear Power Plant	$ 558
Utility Share Of Nuclear Decommissioning Costs	860	768
Utility Share Of Nuclear Decommissioning Costs Adjusted For Inflation	880
Jointly Owned Nuclear Power Plant [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	20.00%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	351
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	65
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	115
Jointly Owned Electricity Transmission and Distribution System [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	91.00%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	330
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	198
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	$ 11